Premises and Equipment	12 Months Ended
Dec. 31, 2015
Premises and Equipment [Abstract]
Premises and Equipment

NOTE 6 - PREMISES AND EQUIPMENT

The following is a summary of premises and equipment at December 31, 2015 and 2014:

	2015	2014
Land and improvements	$3,401,312	$3,401,312
Buildings	11,652,345	11,587,176
Equipment	4,244,864	4,295,575
	19,298,521	19,284,063
Less accumulated depreciation	7,249,841	6,898,507
Premises and equipment, net	$12,048,680	$12,385,556

Depreciation expense amounted to $599,471 in 2015, $450,729 in 2014, and $447,326 in 2013.